UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.0%
	Automobiles & Components: 1.1%
24,495	Spartan Motors, Inc.	$416,905

	Banks: 1.6%
10,130	Credicorp, Ltd.	619,652

	Capital Goods: 11.6%
10,410	AZZ, Inc. *	350,296
9,400	BE Aerospace, Inc. *	388,220
8,330	Belden, Inc.	461,065
7,630	General Cable Corp. *	577,973
6,270	Manitowoc Co.	503,983
6,100	Precision Castparts Corp.	740,296
13,980	Quanta Services, Inc. *	428,767
10,700	Sun Hydraulics, Inc.	526,975
5,150	Terex Corp. *	418,695
		4,396,270
	Commercial Services & Supplies: 4.7%
6,990	Huron Consulting Group, Inc. *	510,340
9,450	Sotheby's	434,889
10,940	TeleTech Holdings, Inc. *	355,331
9,740	Watson Wyatt Worldwide, Inc.	491,675
		1,792,235
	Consumer Durables & Apparel: 5.9%
8,370	Deckers Outdoor Corp. *	844,533
3,630	Phillips-Van Heusen Corp.	219,869
6,330	Polo Ralph Lauren Corp.	621,036
21,960	Tempur-Pedic International, Inc.	568,764
		2,254,202
	Energy: 12.2%
5,840	Alon USA Energy, Inc.	257,018
4,900	Core Laboratories N.V. *	498,281
9,230	Dawson Geophysical Co. *	567,276
14,000	Dresser-Rand Group, Inc. *	553,000
21,590	Global Industries, Ltd. *	579,044
6,880	Holly Corp.	510,427
5,400	National Oilwell Varco, Inc. *	562,896
9,160	Tesoro Corp.	523,494
10,430	Western Refining, Inc.	602,854
		4,654,290
	Food, Beverage & Tobacco: 2.6%
5,630	Green Mountain Coffee Roasters, Inc. *	443,306
5,220	Wimm-Bill-Dann Foods OJSC - ADR	542,932
		986,238
	Health Care Equipment & Services: 2.4%
5,100	Cynosure, Inc. *	185,793
19,700	HMS Holdings Corp. *	377,058
17,500	Omnicell, Inc. *	363,650
		926,501
	Hotels, Restaurants & Leisure: 1.4%
13,200	Buffalo Wild Wings, Inc. *	548,988

	Insurance: 3.5%
47,070	Amtrust Financial Services, Inc.	884,445
9,050	CNA Financial Corp.	431,595
		1,316,040
	Materials: 14.3%
4,810	Allegheny Technologies, Inc.	504,473
7,600	Chaparral Steel Company	546,212
11,390	Cia Vale do Rio Doce - ADR	507,424
4,000	Martin Marietta Materials, Inc.	648,080
10,050	Potash Corp. of Saskatchewan , Inc.	783,598
11,560	Ryerson, Inc.	435,234
7,110	Southern Copper Corp.	670,189
11,470	Steel Dynamics, Inc.	480,708
4,800	United States Steel Corp.	522,000
3,150	Vulcan Materials Co.	360,801
		5,458,719
	Media: 2.8%
23,070	Global Sources, Ltd. *	523,689
37,800	Sinclair Broadcast Group, Inc.	537,516
		1,061,205
	Retailing: 7.9%
14,050	Aeropostale, Inc. *	585,604
12,530	GameStop Corp. *	489,923
12,400	Guess?, Inc.	595,696
10,260	Priceline.com, Inc. *	705,272
9,190	TravelCenters of America, LLC. *	371,736
6,510	Zumiez, Inc. *	245,948
		2,994,179
	Semiconductors & Semiconductor Equipment: 6.7%
11,880	FEI Co. *	385,625
10,150	MEMC Electronic Materials, Inc. *	620,368
23,530	Silicon Motion Technology Corp. - ADR *	584,250
11,415	Varian Semiconductor Equipment Associates, Inc. *	457,285
17,350	Verigy, Ltd. *	496,383
		2,543,911
	Software & Services: 7.3%
6,450	Blue Coat Systems, Inc. *	319,404
20,080	iBasis, Inc. *	201,804
8,670	Perficient, Inc. *	179,469
9,410	SPSS, Inc. *	415,358
5,830	Syntel, Inc.	177,174
9,400	ValueClick, Inc. *	276,924
33,290	VASCO Data Security International, Inc. *	757,680
18,200	Vocus, Inc. *	457,002
		2,784,815
	Technology Hardware & Equipment: 7.9%
3,830	Apple, Inc. *	467,413
10,430	Avnet, Inc. *	413,445
15,470	Netgear, Inc. *	560,788
25,430	Novatel Wireless, Inc. *	661,689
7,200	Stratasys, Inc. *	338,256
9,040	SunPower Corp. *	569,972
		3,011,563
	Telecommunication Services: 4.0%
6,450	Millicom International Cellular S.A. *	591,078
28,880	Partner Communications Co., Ltd. - ADR	466,123
4,510	Vimpel-Communications - ADR	475,174
		1,532,375
	Transportation: 1.1%
18,310	Diana Shipping, Inc.	410,144

	TOTAL COMMON STOCKS	37,708,232
	(Cost $31,306,716)

	SHORT-TERM INVESTMENT: 0.6%
	Money Market Investment: 0.6%
226,969	AIM Short-Term Prime - Institutional Class	226,969

	TOTAL SHORT-TERM INVESTMENT
	(Cost $226,969)	226,969
	TOTAL INVESTMENTS IN SECURITIES : 99.6%
	(Cost $31,533,685)	37,935,201
	Other Assets in Excess of Liabilities: 0.4%	147,363
	TOTAL NET ASSETS: 100.0%	$38,082,564

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows #:

Cost of investments	$31,534,990
Gross unrealized appreciation	6,741,283
Gross unrealized depreciation	(341,072)
Net unrealized appreciation	$6,400,211

# Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  August 27, 2007

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 23, 2007

* Print the name and title of each signing officer under his or her signature.